UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22044
Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, MA 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Diversified Equity Income Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value
Aerospace & Defense — 2.4%
General Dynamics Corp.	251,159	$16,224,872
Lockheed Martin Corp.	159,780	12,475,622

		$28,700,494

Air Freight & Logistics — 0.6%
FedEx Corp.	95,242	$7,164,103

		$7,164,103

Beverages — 1.8%
Coca-Cola Co. (The)	105,262	$5,652,570
PepsiCo, Inc.	264,926	15,540,559

		$21,193,129

Biotechnology — 2.2%
Amgen, Inc.(1)	291,165	$17,536,868
Celgene Corp.(1)	74,914	4,187,693
Gilead Sciences, Inc.(1)	83,913	3,908,667

		$25,633,228

Capital Markets — 3.4%
Goldman Sachs Group, Inc.	130,164	$23,995,733
Northern Trust Corp.	140,032	8,144,261
State Street Corp.	154,231	8,112,551

		$40,252,545

Chemicals — 0.6%
Monsanto Co.	86,646	$6,706,400

		$6,706,400

Commercial Banks — 2.5%
PNC Financial Services Group, Inc.	128,384	$6,238,179
U.S. Bancorp	267,578	5,849,255
Wells Fargo & Co.	634,157	17,870,544

		$29,957,978

Commercial Services & Supplies — 0.9%
Waste Management, Inc.	347,761	$10,370,233

		$10,370,233

Communications Equipment — 3.0%
Cisco Systems, Inc.(1)	481,676	$11,338,653
QUALCOMM, Inc.	536,596	24,136,088

		$35,474,741

Computers & Peripherals — 7.0%
Apple, Inc.(1)	152,363	$28,243,529
Hewlett-Packard Co.	547,325	25,839,213
International Business Machines Corp.	244,291	29,219,647

		$83,302,389

Consumer Finance — 0.9%
Capital One Financial Corp.	173,338	$6,193,367
Discover Financial Services	311,337	5,052,999

		$11,246,366

Security	Shares	Value
Diversified Financial Services — 4.6%
Bank of America Corp.	1,239,716	$20,975,995
JPMorgan Chase & Co.	775,797	33,995,424

		$54,971,419

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	628,044	$16,963,469
Verizon Communications, Inc.	346,346	10,483,893

		$27,447,362

Electric Utilities — 1.4%
American Electric Power Co., Inc.	221,591	$6,867,105
FirstEnergy Corp.	217,758	9,955,896

		$16,823,001

Electrical Equipment — 1.2%
Emerson Electric Co.	355,311	$14,240,865

		$14,240,865

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	368,297	$5,638,627

		$5,638,627

Energy Equipment & Services — 1.5%
Diamond Offshore Drilling, Inc.	98,614	$9,419,609
Schlumberger, Ltd.	142,748	8,507,781

		$17,927,390

Food & Staples Retailing — 2.7%
CVS Caremark Corp.	247,807	$8,856,622
Wal-Mart Stores, Inc.	469,046	23,025,468

		$31,882,090

Food Products — 1.0%
Nestle SA	221,699	$9,464,476
Nestle SA ADR	57,115	2,438,239

		$11,902,715

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	186,596	$10,637,838
Boston Scientific Corp.(1)	883,659	9,357,949
Covidien, Ltd.	283,544	12,266,113

		$32,261,900

Health Care Providers & Services — 2.0%
Aetna, Inc.	318,898	$8,874,931
Fresenius Medical Care AG & Co. KGaA ADR	126,672	6,300,665
UnitedHealth Group, Inc.	319,844	8,008,894

		$23,184,490

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	194,987	$6,489,167
McDonald’s Corp.	216,197	12,338,363

		$18,827,530

Household Products — 3.3%
Colgate-Palmolive Co.	272,911	$20,817,651
Procter & Gamble Co.	319,448	18,502,428

		$39,320,079

Industrial Conglomerates — 2.1%
General Electric Co.	1,547,628	$25,412,052

		$25,412,052

Security	Shares	Value
Insurance — 1.9%
MetLife, Inc.	266,772	$10,156,010
Prudential Financial, Inc.	259,211	12,937,221

		$23,093,231

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)	126,222	$11,784,086

		$11,784,086

Internet Software & Services — 0.7%
Google, Inc., Class A(1)	17,236	$8,546,471

		$8,546,471

IT Services — 1.6%
MasterCard, Inc., Class A	51,437	$10,397,990
Western Union Co.	441,321	8,349,793

		$18,747,783

Machinery — 2.3%
Danaher Corp.	171,401	$11,538,716
Deere & Co.	172,664	7,410,739
Illinois Tool Works, Inc.	182,775	7,806,320

		$26,755,775

Media — 0.5%
Walt Disney Co. (The)	220,814	$6,063,552

		$6,063,552

Metals & Mining — 3.0%
BHP Billiton, Ltd. ADR	87,719	$5,790,331
Freeport-McMoRan Copper & Gold, Inc.	80,308	5,509,932
Goldcorp, Inc.	477,599	19,280,672
United States Steel Corp.	108,908	4,832,248

		$35,413,183

Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	171,097	$5,379,290

		$5,379,290

Multiline Retail — 0.8%
Target Corp.	199,321	$9,304,304

		$9,304,304

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	314,445	$19,725,135
Chevron Corp.	344,748	24,280,602
Exxon Mobil Corp.	313,043	21,477,880
Hess Corp.	248,968	13,309,829
Occidental Petroleum Corp.	194,235	15,228,024
Total SA ADR	188,846	11,191,014
XTO Energy, Inc.	193,566	7,998,147

		$113,210,631

Personal Products — 0.6%
Avon Products, Inc.	198,836	$6,752,471

		$6,752,471

Pharmaceuticals — 5.6%
Abbott Laboratories	331,166	$16,382,782
Bristol-Myers Squibb Co.	419,938	9,457,004
Johnson & Johnson	164,448	10,013,239
Merck & Co., Inc.	321,456	10,167,653

Security	Shares	Value
Pfizer, Inc.	836,407	$13,842,536
Teva Pharmaceutical Industries, Ltd. ADR	124,651	6,302,354

		$66,165,568

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	45,734	$3,326,234
Boston Properties, Inc.	58,108	3,808,979

		$7,135,213

Road & Rail — 0.6%
CSX Corp.	164,153	$6,871,445

		$6,871,445

Semiconductors & Semiconductor Equipment — 1.7%
ASML Holding NV	348,149	$10,294,766
NVIDIA Corp.(1)	694,063	10,431,767

		$20,726,533

Software — 3.4%
Microsoft Corp.	1,013,775	$26,246,635
Oracle Corp.	670,991	13,983,452

		$40,230,087

Specialty Retail — 4.4%
Best Buy Co., Inc.	273,153	$10,248,701
Gap, Inc. (The)	298,962	6,397,787
Home Depot, Inc.	536,800	14,300,352
Staples, Inc.	493,648	11,462,506
TJX Companies, Inc. (The)	248,172	9,219,590

		$51,628,936

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	192,381	$12,447,051

		$12,447,051

Tobacco — 1.0%
Philip Morris International, Inc.	239,231	$11,660,119

		$11,660,119

Total Common Stocks (identified cost $1,007,563,526)		$1,101,756,855

Put Options Purchased — 6.4%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
S&P 500 Index	6,189	$975	3/20/10	$28,221,840
S&P 500 Index	2,359	1,025	6/19/10	18,671,485
S&P 500 Index	3,035	1,050	6/19/10	28,832,500

Total Put Options Purchased (identified cost $82,030,087)				$75,725,825

Short-Term Investments — 2.7%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$32,179	$32,178,550

Total Short-Term Investments (identified cost $32,178,550)		$32,178,550

Total Investments — 102.2% (identified cost $1,121,772,163)		$1,209,661,230

Covered Call Options Written — (1.0)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
S&P 500 Index	2,321	$1,050	10/17/09	$(5,291,880)
S&P 500 Index	2,631	1,065	10/17/09	(3,736,020)
S&P 500 Index	940	1,070	10/17/09	(1,184,400)
S&P 500 Index	1,523	1,075	10/17/09	(1,675,300)

Total Covered Call Options Written (premiums received $17,393,459)				$(11,887,600)

Other Assets, Less Liabilities — (1.2)%				$(14,597,746)

Net Assets — 100.0%				$1,183,175,884

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $81,472.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,135,393,102

Gross unrealized appreciation	$111,800,728
Gross unrealized depreciation	(37,532,600)

Net unrealized appreciation	$74,268,128

Written call options activity for the fiscal year to date ended September 30, 2009 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	9,834	$11,956,243
Options written	68,534	139,017,159
Options terminated in closing purchase transactions	(70,953)	(133,579,943)

Outstanding, end of period	7,415	$17,393,459

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $11,887,600.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Priced in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$110,055,459	$—		$—	$110,055,459
Consumer Staples	113,246,127	9,464,476		—	122,710,603
Energy	131,138,021	—		—	131,138,021
Financials	166,656,752	—		—	166,656,752
Health Care	147,245,186	—		—	147,245,186
Industrials	119,514,967	—		—	119,514,967
Information Technology	212,666,631	—		—	212,666,631
Materials	42,119,583	—		—	42,119,583
Telecommunication Services	27,447,362	—		—	27,447,362
Utilities	22,202,291	—		—	22,202,291

Total Common Stocks	$1,092,292,379	$9,464,476	*	$—	$1,101,756,855

Put Options Purchased	$75,725,825	$—		$—	$75,725,825
Short-Term Investments	32,178,550	—		—	32,178,550

Total Investments	$1,200,196,754	$9,464,476		$—	$1,209,661,230

Liability Description

Covered Call Options Written	$(11,887,600)	$—		$—	$(11,887,600)

Total	$(11,887,600)	$—		$—	$(11,887,600)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in the applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009